UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC Trustees (CI) LTD
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Sean Creavy
        ---------------------------------------------
Title:  Senior Manager, Client Services & Operations
        ---------------------------------------------
Phone:  00 44 1534 602031
        ---------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Creavy                    Jersey, CI, UK                     2/20/2008
---------------                    --------------                     ----------
  [Signature]                      [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            94
                                         ------------
Form 13F Information Table Value Total:  $173,539,922
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ALCATEL-LUCENT                 SPONSORED ADR    013904305     1564     214 SH       Sole                214      0    0
ALCATEL-LUCENT                 SPONSORED ADR    013904305     2135     292 SH       Sole                292      0    0
ALLIED CAP CORP NEW            COM              01903Q108    21505    1000 SH       Sole               1000      0    0
ALTRIA GROUP INC               COM              02209S103    75555    1000 SH       Sole               1000      0    0
BANK OF AMERICA CORPORATION    COM              060505104    19366     470 SH       Sole                470      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    65115    3000 SH       Sole               3000      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    65115    3000 SH       Sole               3000      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207   141885      30 SH       Sole                 30      0    0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101    49495    1000 SH       Sole               1000      0    0
BURLINGTON NORTHN SANTA FE C   COM              12189T104    51183     615 SH       Sole                615      0    0
CBS CORP NEW                   CL B             124857202    13613     500 SH       Sole                500      0    0
CANON INC                      ADR              138006309     9161     200 SH       Sole                200      0    0
CENTEX CORP                    COM              152312104     8832     350 SH       Sole                350      0    0
CIRCUIT CITY STORE INC         COM              172737108     6704    1600 SH       Sole               1600      0    0
CISCO SYS INC                  COM              17275R102    27060    1000 SH       Sole               1000      0    0
CISCO SYS INC                  COM              17275R102   135300    5000 SH       Sole               5000      0    0
CISCO SYS INC                  COM              17275R102    23813     880 SH       Sole                880      0    0
CITIGROUP INC                  COM              172967101    29380    1000 SH       Sole               1000      0    0
CITIGROUP INC                  COM              172967101    29380    1000 SH       Sole               1000      0    0
COCA COLA CO                   COM              191216100    30660     500 SH       Sole                500      0    0
COCA COLA CO                   COM              191216100    73584    1200 SH       Sole               1200      0    0
CONOCOPHILLIPS                 COM              20825C104    63562     720 SH       Sole                720      0    0
DISNEY WALT CO                 COM DISNEY       254687106    23561     730 SH       Sole                730      0    0
EATON VANCE ENH EQTY INC FD    COM              278277108    44438    2500 SH       Sole               2500      0    0
EATON VANCE TAX MNG GBL DV E   COM              27829F108    41275    2500 SH       Sole               2500      0    0
EATON VANCE TAX MNG GBL DV E   COM              27829F108    41275    2500 SH       Sole               2500      0    0
EBAY INC                       COM              278642103    23233     700 SH       Sole                700      0    0
EL PASO CORP                   COM              28336L109    34440    2000 SH       Sole               2000      0    0
EXXON MOBIL CORP               COM              30231G102    50590     540 SH       Sole                540      0    0
EXXON MOBIL CORP               COM              30231G102   232339    2480 SH       Sole               2480      0    0
FPL GROUP INC                  COM              302571104   568890    8400 SH       Sole               8400      0    0
GENERAL ELECTRIC CO            COM              369604103    37025    1000 SH       Sole               1000      0    0
GENERAL MLS INC                COM              370334104    23927     420 SH       Sole                420      0    0
GENZYME CORP                   COM              372917104    29748     400 SH       Sole                400      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    50410    1000 SH       Sole               1000      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104    25795     120 SH       Sole                120      0    0
JOHN HANCOCK BK &THRIFT OPP    SH BEN INT       409735107    18615    3000 SH       Sole               3000      0    0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300    28298    2750 SH       Sole               2750      0    0
HARTFORD FINL SVCS GROUP INC   COM              416515104    34846     400 SH       Sole                400      0    0
HEWLETT PACKARD CO             COM              428236103   201034    3984 SH       Sole               3984      0    0
HOSPIRA INC                    COM              441060100     8526     200 SH       Sole                200      0    0
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    13728     500 SH       Sole                500      0    0
IDEARC INC                     COM              451663108      879      50 SH       Sole                 50      0    0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     9076     200 SH       Sole                200      0    0
INTEL CORP                     COM              458140100    10648     400 SH       Sole                400      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    50227     465 SH       Sole                465      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    21603     200 SH       Sole                200      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   649495   26950 SH       Sole              26950      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   284380   11800 SH       Sole              11800      0    0
ISHARES INC                    MSCI JAPAN       464286848   768500   58000 SH       Sole              58000      0    0
ISHARES TR                     MSCI EMERG MKT   464287234   732664    4875 SH       Sole               4875      0    0
JP MORGAN CHASE & CO           COM              46625H100    87220    2000 SH       Sole               2000      0    0
KIMBERLY CLARK CORP            COM              494368103    69335    1000 SH       Sole               1000      0    0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106   164853    3050 SH       Sole               3050      0    0
KINROSS GOLD CORP              COM NO PAR       496902404   374206   20000 SH       Sole              20000      0    0
KOOKMIN BK NEW                 SPONSORED ADR    50049M109     7338     100 SH       Sole                100      0    0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104    70400   10000 SH       Sole              10000      0    0
LILLY ELI & CO                 COM              532457108    23509     440 SH       Sole                440      0    0
MARRIOTT INTL INC NEW          CL A             571903202    17755     520 SH       Sole                520      0    0
MEDTRONIC INC                  COM              585055106    10048     200 SH       Sole                200      0    0
MERCK & CO INC                 COM              589331107   232460    4000 SH       Sole               4000      0    0
MERCK & CO INC                 COM              589331107    69738    1200 SH       Sole               1200      0    0
MICROSOFT CORP                 COM              594918104    71190    2000 SH       Sole               2000      0    0
MICROSOFT CORP                 COM              594918104    28476     800 SH       Sole                800      0    0
MORGAN STANLEY                 COM NEW          617446448 35269638  664775 SH       Sole             664775      0    0
NEENAH PAPER INC               COM              640079109      876      30 SH       Sole                 30      0    0
PEPSICO INC                    COM              713448108   151660    2000 SH       Sole               2000      0    0
PFIZER INC                     COM              717081103    10901     480 SH       Sole                480      0    0
PFIZER INC                     COM              717081103   158970    7000 SH       Sole               7000      0    0
PROCTER & GAMBLE CO            COM              742718109   264060    3600 SH       Sole               3600      0    0
QUALCOMM INC                   COM              747525103    62872    1600 SH       Sole               1600      0    0
RENT A CTR INC NEW             COM              76009N100   505470   34800 SH       Sole              34800      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   467051    9000 SH       Sole               9000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747    19205    1000 SH       Sole               1000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    62715    3000 SH       Sole               3000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    39150    2000 SH       Sole               2000      0    0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    19730    1000 SH       Sole               1000      0    0
SPDR TR                        UNIT SER 1       78462F103   274509    1875 SH       Sole               1875      0    0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506   178189    2250 SH       Sole               2250      0    0
STATE STR CORP                 COM              857477103   437994    5400 SH       Sole               5400      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    33180    2000 SH       Sole               2000      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    33180    2000 SH       Sole               2000      0    0
TEXAS INSTRS INC               COM              882508104    13348     400 SH       Sole                400      0    0
TIME WARNER INC                COM              887317105    16490    1000 SH       Sole               1000      0    0
TIME WARNER INC                COM              887317105   141814    8600 SH       Sole               8600      0    0
TRAVELCENTERS OF AMERICA LLC   COM              894174101      621      50 SH       Sole                 50      0    0
VERIZON COMMUNICATIONS         COM              92343V104    14848     340 SH       Sole                340      0    0
VIACOM INC NEW                 CL B             92553P201    21943     500 SH       Sole                500      0    0
WELLS FARGO & CO NEW           COM              949746101     9044     300 SH       Sole                300      0    0
WYETH                          COM              983024100    21202     480 SH       Sole                480      0    0
YUM BRANDS INC                 COM              988498101    33150     800 SH       Sole                800      0    0
BUNGE LIMITED                  COM              G16962105 59178412  507991 SH       Sole             507991      0    0
BUNGE LIMITED                  COM              G16962105 69780039  598996 SH       Sole             598996      0    0
BUNGE LIMITED                  COM              G16962105    89701     770 SH       Sole                770      0    0